Transamerica Mid Cap Value Opportunities Annual Fund Operating Expenses - Retail Class [Member] - Transamerica Mid Cap Value Opportunities	Oct. 31, 2025
A
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.69%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.24%
Expenses (as a percentage of Assets)	1.18%
C
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.69%
Distribution and Service (12b-1) Fees	1.00%
Other Expenses (as a percentage of Assets):	0.18%
Expenses (as a percentage of Assets)	1.87%
I
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.69%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.16%
Expenses (as a percentage of Assets)	0.85%
I2
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.69%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.06%
Expenses (as a percentage of Assets)	0.75%
R6
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.69%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.06%
Expenses (as a percentage of Assets)	0.75%